Going Concern & Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Going Concern Liquidity
Going Concern & Liquidity

Note 3. Going Concern & Liquidity

The Company has historically incurred net losses and experienced negative cash flows from operations and, as of March 31, 2026, had an accumulated deficit of approximately $211 million. As of March 31, 2026, the Company had a working capital deficit of approximately $54 million and cash and cash equivalents of approximately $75,051, of which approximately $70,596 was restricted. In addition, the Company had approximately $10.8 million of debt obligations due within one year of the issuance of these condensed consolidated financial statements. The Company is further obligated under finance lease liabilities of approximately $9.3 million and has current derivative liabilities of approximately $9.1 million, which may require settlement in cash or equity and could place additional demands on liquidity. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

During the three months ended March 31, 2026, the Company continued executing its strategic plan focused on optimizing its midstream transportation, terminaling, and environmental processing operations, including the integration and operation of the Endeavor Entities acquired in the fourth quarter of 2024. The Company has historically financed its operations through a combination of operating cash flows, debt financings, and private and public equity offerings. During the second quarter 2026, the Company also entered into a financing arrangement with two institutional investors, with RBW Capital Partners LLC acting as placement agent, intended to support working capital and ongoing operations.

Based on the above, we believe there is substantial doubt about the Company’s ability to continue as a going concern. The Company has prepared the consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will be able to execute its plans to raise additional capital, close its merger and acquisitions, or that its operations or business plan will be profitable.

Note 3. Going Concern & Liquidity

The Company has historically incurred net losses and experienced negative cash flows from operations and, as of December 31, 2025, had an accumulated deficit of approximately $204 million. As of December 31, 2025 and 2024, the Company had a working capital deficit of approximately $53.2 million and $101.5 million, respectively. As of December 31, 2025, the Company had approximately $2.0 million in cash, of which $1.8 million was restricted. In addition, the Company had approximately $18.1 million of debt obligations due within one year of the issuance of these financial statements. The Company is further obligated under finance lease liabilities of approximately $9.1 million and has current derivative liabilities of approximately $9.1 million, which may require settlement in cash or equity and could place additional demands on liquidity. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans to address these conditions include pursuing additional capital through private and public equity offerings, including a structured financing arrangement that provides for potential funding, subject to customary closing conditions. The Company has also entered into a letter of intent for the potential sale of certain midstream and transportation assets, which, if completed, is expected to provide liquidity and support ongoing operations. In addition, management is focused on executing its business plan, including strategic acquisitions to enhance revenue-generating operations, monetizing certain assets, and implementing cost management initiatives to improve operating efficiency.

While management is actively pursuing these initiatives, their successful implementation is subject to various factors, including market conditions and the completion of financing and strategic transactions. Accordingly, there can be no assurance that these plans will be successfully implemented or that they will be sufficient to alleviate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern.